SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

19.          SUPPLEMENTAL CASH FLOW INFORMATION

The net change in non-cash working capital items included in mineral properties, plant and equipment were as follows:

	For the year ended
	December 31,	December 31,
	2019	2018
BCMETC receivable	(6,441)	—
Accounts payable and accrued liabilities	1,261	(9,168)
	$(5,180)	$(9,168)

The net change in the Company’s financing liabilities, including long-term debt and the offtake obligation, were as follows:

	December 31,	For the year emded
	2019	December 31, 2018
Opening liabilities from financing activities	$624,365	$744,577
Proceeds from loan facility, net of transaction costs	67	472,384
Cash payments	(180,416)	(661,974)
Other non-cash movements	19,904	69,378
Ending liabilities from financing activities	$463,920	$624,365